SHAREHOLDERS EQUITY (Tables)	9 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the Black-Scholes pricing formula with the following weighted-average assumptions (annualized percentages):

Dividend yield	0%
Expected volatility	60.0%-61.0%
Risk-free interest	0.68%-1.37%
Expected life	4.79-5.19
Forfeiture rate	5.5%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity and related information for the nine months ended September 30, 2013:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of period	3,777,032	$4.74	4.0	$1,477
Changes during the period:
Granted	517,000	4.09
Exercised	(531,235)	2.67
Forfeited	(128,375)	5.03
Expired	(439,000)	10.95

Options outstanding at end of period	3,195,422	$4.11	4.3	$9,693

Vested and expected to vest	3,019,674	$4.11	4.3	$9,160

Options exercisable at end of period	1,548,195	$4.61	2.9	$4,137

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following is a summary of Company’s restricted share units ("RSU") activity and related information for the nine months ended September 30, 2013:

	Number of shares	Weighted average grant date fair value

Outstanding at beginning of period	182,161	$3.79
Changes during the period:
Granted	131,170	4.30
Exercised	(47,784)	$3.27

RSUs outstanding at end of period	265,547	$4.13